INSURANCE AND REINSURANCE RESULT - Schedule of CSMs for Insurance Contracts Portfolios (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Balances at the beginning of the period	S/ 10,575,804	S/ 9,567,014
Changes in estimates adjusting the CSM	105	(5,689)
Future service changes	24,694	15,575
CSM recognized in consolidated statement of income for services rendered	137,032	125,610
Changes related to the current service	773,693	684,033
Other changes	(563,993)	56,013
Balances at the end of the period	11,657,694	10,575,804	S/ 9,567,014
CSM
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Balances at the beginning of the period	794,935	887,586	992,526
Changes in estimates adjusting the CSM	(28,094)	(33,955)	(11,445)
Future service changes	(28,094)	(33,955)	(11,445)
CSM recognized in consolidated statement of income for services rendered	(84,888)	(91,995)	(102,878)
Interest expense on insurance contracts issued (interest on CSM)	20,469	23,975	28,279
Changes related to the current service	(64,419)	(68,020)	(74,599)
Other changes	(56,872)	9,324	(18,896)
Balances at the end of the period	S/ 645,550	S/ 794,935	S/ 887,586